Aquila Rocky Mountain Equity Fund
                          Supplement to the Prospectus
                      For Class A Shares and Class C Shares
                              Dated April 30, 2006
                          As Supplemented June 16, 2006


         The material under the caption "Exchange Privilege," which can be found under the heading "Alternative Purchase Plans," is changed to read as follows:

Exchange Privilege

         Generally, you can exchange shares of this Fund into the tax-free municipal bond funds, the high-income corporate bond fund (together with the Fund, the "Bond or Equity Funds") and the money-market funds (the "Money-Market Funds") in the Aquila Group of Fundssm (collectively, the "Aquila Funds") for shares of the same class of any other Bond or Equity Fund, or for Original Shares of any Money-Market Fund, without the payment of a sales charge or any other fee, except that you will incur a redemption fee of 2.00% of the exchanged shares' value if they are Class A Shares on which a sales charge is not imposed and the exchange occurs within 90 days of their purchase. Because excessive trading in Fund shares can be harmful to the Fund and its other shareholders, the right is reserved to revise or terminate the exchange privilege, to limit the number of exchanges or to reject any exchange if (i) the Fund or any of the other Aquila Funds believe that it or they would be harmed or be unable to invest effectively or (ii) it or they receive or anticipate receiving simultaneous orders that may significantly affect the Fund or any other Aquila Fund.


         The material under the caption "Frequent Trading," which can be found under the heading "Alternative Purchase Plans," is revised to read as follows:

Frequent Trading

         As stated above, the Fund and the Distributor may reject any order for the purchase of shares. For example, because frequent movement of assets into and out of the Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses, the Board of Trustees of the Fund has determined that the Fund may reject purchase orders, on a temporary or permanent basis, from investors that the Fund is able to determine are exhibiting a pattern of frequent or short-term trading in Fund shares. The Fund may not be able to detect frequent trading by the underlying owners of shares held in omnibus accounts and therefore may not be able effectively to prevent frequent trading in those accounts. Accordingly, there is no guarantee that the Fund will be successful in identifying all investors who engage in excessive trading activity or in curtailing that activity. In addition to the foregoing, the Fund imposes a redemption fee of 2.00% of the shares' redemption value on any redemption of Class A Shares on which a sales charge is not imposed if the redemption occurs within 90 days of purchase. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to shares sold under an Automatic Withdrawal Plan or sold due to the shareholder's death or disability. The Fund's policy on frequent trading extends to purchases through exchanges. (See "Exchange Privilege" above.)


         The Expense Table, which can be found under the heading "Fees and Expenses of the Fund," is revised to read as follows:

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                 Class A            Class C
                                                 Shares             Shares
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
 imposed on Purchases
 (as a percentage of offering price)............... 4.25%            None
Maximum Deferred Sales Charge (Load)
 (as a percentage of the lesser of
 redemption value or purchase price)............    None(1)         1.00%(2)
Maximum Sales Charge (Load)
 imposed on Reinvested Dividends or
 Distributions
 (as a percentage of offering price).............   None             None
Redemption Fee (as a percentage of
  redemption proceeds)...........................   None(3)          None
Exchange Fee .....................................  None             None
Annual Fund Operating Expenses
(expenses that are deducted from the
Fund's assets)(4)
Management Fee (4)...............................   1.44%            1.44%
Distribution (12b-1) Fee ........................   0.25%            0.75%
Other:
Service Fee .....................................   None             0.25%
 Other Expenses (4)..............................   1.63%            1.63%
 Total(4) .......................................   1.63%            1.88%
Total Annual Fund
 Operating Expenses(4)...........................   3.32%            4.07%
Total Fee Waivers
 and/or Reimbursement(5).........................   1.82%            1.82%
Net Expenses(5) .................................   1.50%            2.25%

(1) If you buy Class A Shares in transactions of $1 million or more there is no sales charge but you will be subject to a contingent deferred sales charge ("CDSC") of up to 1% if you redeem your shares during the first two years after purchase and up to 0.50 of 1% if your shares are redeemed during the third and fourth years after purchase. Purchases without sales charge of Class A Shares with the proceeds of redemptions of shares of other investment companies also carry a CDSC.

(2) A contingent deferred sales charge of 1% is imposed on the redemption proceeds of the shares if you redeem your shares during the first 12 months after purchase.

(3) If you purchase Class A Shares without a sales charge and the shares are not subject to a contingent deferred sales charge, you will pay a redemption fee of 2.00% of the redemption value of any of those shares that you redeem within 90 days of purchasing them.

(4) The actual expense ratios for the fiscal year ended December 31, 2005 after giving effect to the waivers, expense reimbursement, and expense offset for uninvested cash balances were incurred at the following annual rates: total Fund operating expenses were 1.50% for Class A Shares and 2.25% for Class C Shares.

(5) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2006 through December 31, 2006 so that total Fund expenses will not exceed 1.50% for Class A Shares or 2.25% for Class C Shares.

                 The date of this supplement is August 10, 2006

                        Aquila Rocky Mountain Equity Fund
                          Supplement to the Prospectus
                      For Class Y Shares and Class I Shares
                              Dated April 30, 2006
                          As Supplemented June 16, 2006


         The material under the caption "Exchange Privilege," which can be found under the heading "Alternative Purchase Plans," is changed to read as follows:

Exchange Privilege

         Generally, you can exchange Class Y shares of this Fund into the tax-free municipal bond funds, the high-income corporate bond fund (together with the Fund, the "Bond or Equity Funds") and the money-market funds (the "Money-Market Funds") in the Aquila Group of Fundssm (collectively, the "Aquila Funds") for shares of the same class of any other Bond or Equity Fund or for Original Shares of any Money-Market Fund.

         The exchange privilege is also available to Class I Shares to the extent that other Aquila Funds are made available to its customers by your financial intermediary. All exchanges of Class I Shares must be made through your financial intermediary. There are no sales charges or other fees for exchanges, except that you will incur a redemption fee of 2.00% of the exchanged shares' value if the exchange occurs within 90 days of the shares' purchase.

         Because excessive trading in Fund shares can be harmful to the Fund and its other shareholders, the right is reserved to revise or terminate the exchange privilege, to limit the number of exchanges or to reject any exchange if (i) the Fund or any of the other Aquila Funds believe that it or they would be harmed or be unable to invest effectively or (ii) it or they receive or anticipate receiving simultaneous orders that may significantly affect the Fund or any other Aquila Fund.


         The material under the caption "Frequent Trading," which can be found under the heading "Alternative Purchase Plans," is revised to read as follows:

Frequent Trading

         As stated above, the Fund and the Distributor may reject any order for the purchase of shares. For example, because frequent movement of assets into and out of the Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses, the Board of Trustees of the Fund has determined that the Fund may reject purchase orders, on a temporary or permanent basis, from investors that the Fund is able to determine are exhibiting a pattern of frequent or short-term trading in Fund shares. The Fund may not be able to detect frequent trading by the underlying owners of shares held in omnibus accounts and therefore may not be able effectively to prevent frequent trading in those accounts. Accordingly, there is no guarantee that the Fund will be successful in identifying all investors who engage in excessive trading activity or in curtailing that activity. In addition to the foregoing, the Fund imposes a redemption fee of 2.00% of the shares' redemption value on any redemption of Class I or Class Y Shares if the redemption occurs within 90 days of purchase. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to shares sold under an Automatic Withdrawal Plan or sold due to the shareholder's death or disability. The Fund's policy on frequent trading extends to purchases through exchanges. (See "Exchange Privilege" above.)


         The Expense Table, which can be found under the heading "Fees and Expenses of the Fund," is revised to read as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No Class I Shares are currently outstanding.

                                        Class I             Class Y
                                         Shares              Shares

Shareholder Fees
 (fees paid directly from your investment)

Maximum Sales Charge (Load)
 imposed on Purchases
 (as a percentage of offering price) ... None                None
Maximum Deferred Sales Charge (Load)...  None                None
Maximum Sales Charge (Load)
 imposed on Reinvested Dividends or
 Distributions
 (as a percentage of offering price)...  None                None
Redemption Fee (as a percentage of
 redemption proceeds)(1).............   2.00%               2.00%
Exchange Fees..........................  None                None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets) (2)

Management Fee........................   1.44%               1.44%
Distribution (12b-1) Fee...............  0.15%(3)            None
Other(2)..             ................. 1.72%               1.65%
Total Annual Fund
 Operating Expenses(2).................. 3.31%               3.09%
Total Fee Waivers
 and/or Reimbursement(4)................ 1.84%               1.84%
Net Expenses(4)......................... 1.47%               1.25%

(1) This fee applies to shares redeemed within 90 days of purchase.

(2) The actual expense ratios for the fiscal year ended December 31, 2005 after giving effect to the waivers, expense reimbursement, and expense offset for uninvested cash balances were incurred at the following annual rates: total Fund operating expenses were 1.25% for Class Y Shares and 1.42% for Class I Shares, respectively. Other expenses for the two classes differ because Class I Shares pay service fees to financial intermediaries of 0.25%, which includes transfer agent services, and charges common to both classes of 1.47%; Class Y Shares bear only the common charges of 1.47% and an allocation for transfer agent services of 0.18%.

(3) Current rate; up to 0.25% can be authorized by the Trustees.

(4) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2006 through December 31, 2006 so that total Fund expenses will not exceed 1.47% for Class I shares or 1.25% for Class Y Shares.


                 The date of this supplement is August 10, 2006

                        Aquila Rocky Mountain Equity Fund
                                Supplement to the
                       Statement of Additional Information
                              Dated April 30, 2006
                          As Supplemented June 16, 2006


         The material under the heading "Capital Stock" as it describes Class I Shares and Class Y Shares is replaced by the following:

         * Institutional Class Shares ("Class Y Shares") are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no contingent deferred sales charge and no distribution fee. There is a 2% redemption fee on redemptions within 90 days of purchase.

         * Financial Intermediary Class Shares ("Class I Shares") are offered and sold only through financial intermediaries with which Aquila Distributors, Inc. has entered into sales agreements, and are not offered directly to retail customers. Class I Shares are offered at net asset value with no sales charge or contingent deferred sales charge, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution fee of up to 0.25 of 1% of average annual net assets allocable to Class I Shares, currently up to 0.15 of 1% of such net assets, and a service fee of up to 0.25 of 1% of such assets. There is a 2% redemption fee on redemptions within 90 days of purchase.


         The material under the caption "Short-Term Trading; Redemption Fee," which can be found under the heading "Purchase, Redemption, and Pricing of Shares," is replaced by the following:

         The Fund and the Distributor may reject any order for the purchase of shares. For example, because excessive movement of assets into and out of the Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses, the Fund may reject purchase orders, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 2.00% of the shares' redemption value on any redemption (including redemption by exchange) of Class A Shares on which a sales charge is not imposed, of Class I Shares or of Class Y Shares, if the redemption occurs within 90 days of purchase. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability.


         The material under the captions "Exchange Privilege" and "(4) Redemption Fee Applicable to Certain Exchanges," both of which can be found under the heading "Purchase, Redemption, and Pricing of Shares," is replaced by the following:

         (4) Redemption Fee Applicable to Certain Exchanges. The Fund currently imposes a redemption fee of 2.00% on any redemption of Class A Shares on which a sales charge is not imposed, and on redemptions of Class I Shares and Class Y Shares, if the redemption occurs within 90 days of purchase.


                 The date of this supplement is August 10, 2006